Investment Strategy	Jan. 31, 2025
MassMutual U.S. Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities.
In managing the Fund, the Fund’s subadviser, Barings LLC (“Barings”), intends to comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which sets forth the requirements for money market funds regarding credit quality, diversification, liquidity, and maturity. The Fund seeks to maintain, but does not guarantee, a stable $1.00 share price.
Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

MassMutual Inflation-Protected and Income Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. Inflation-indexed bonds are instruments indexed or otherwise linked to general measures of inflation because their principal is typically adjusted to reflect general movements of inflation in the country of issue. The Fund may invest in securities of any maturity. The Fund may invest in inflation-indexed bonds issued by the U.S. and non-U.S. governments or their agencies or instrumentalities, by government-sponsored enterprises, or by corporations. The Fund expects to enter into total return swaps based on one or more inflation indexes or on inflation-indexed bonds or other inflation derivatives, as a substitute for purchasing certain inflation-indexed bonds or otherwise to adjust the inflation-sensitivity of the portfolio. Use of total return swaps will create leverage in the Fund.
The Fund may also invest in other income-producing securities of any kind (including, but not limited to, corporate bonds and notes, Rule 144A securities, U.S. and non-U.S. government and agency or instrumentality bonds, money market instruments, and mortgage-related and asset-backed securities, including collateralized bond and loan obligations). The Fund may enter into repurchase agreement transactions. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars. The Fund may purchase and sell securities on a when-issued, delayed delivery, to-be-announced, or forward commitment basis.
The Fund may invest in (i) securities denominated in currencies of emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. Emerging market countries are defined to include any country that did not become a member of the Organization for Economic Cooperation and Development (O.E.C.D.) prior to 1975 and Turkey.
The Fund may invest in other investment companies, including investment companies that are advised by the Fund’s investment adviser, subadviser, sub-subadviser, or its affiliates, or by unaffiliated parties.
The Fund generally intends to maintain a dollar-weighted average credit quality of A or better (determined on the basis of the highest credit rating of the Fund’s investments at the time of their purchase or, if unrated, determined to be of comparable quality by the Fund’s subadviser, Barings LLC (“Barings”), or sub-subadviser, Baring International Investment Limited (“BIIL”)). The Fund will invest primarily in assets rated investment grade at the time of purchase (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined to be of comparable quality by Barings or BIIL) but not in assets rated below Ba3 by Moody’s, below BB- by Standard & Poor’s and the equivalent by any NRSRO. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if Barings or BIIL considers that doing so would be consistent with the Fund’s investment objective. The Fund invests in a portfolio of securities that Barings or BIIL expects to provide an attractive rate of real return. Barings or BIIL defines “real return” as the portfolio’s total return (before expenses) less the estimated rate of inflation, measured using the Consumer Price Index for All Urban Consumers (the “CPI-U”).
In addition to the total return swaps and other derivatives referred to above, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative transactions, including, but not limited to, total return swaps (for hedging purposes or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments), interest rate swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments), credit default swaps (for hedging purposes or as a substitute for direct investments), and futures contracts, foreign currency futures and forward contracts, including derivatives thereof (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments or to gain market exposure). The Fund may also enter into forward commitment transactions. The Fund may invest in common stocks, exchange-traded funds (“ETFs”), or other equity securities and derivatives thereof for hedging purposes or to enhance total return. The use of such techniques may have the effect of creating investment leverage in the Fund.
In selecting investments for the Fund, Barings or BIIL seeks to construct a portfolio of inflation-indexed and other income-producing securities and other financial instruments, including derivatives, designed to meet the real return objective of the Fund. Barings or BIIL may choose to sell securities with deteriorating credit or limited upside potential compared to other securities.

MassMutual Core Bond Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any other nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the Fund’s subadviser, Barings LLC (“Barings”), or sub-subadviser, Baring International Investment Limited (“BIIL”)). These typically include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, and mortgage-backed and other asset-backed securities, including collateralized bond and loan obligations. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if Barings or BIIL considers that doing so would be consistent with the Fund’s investment objective.
In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including, but not limited to, futures contracts and forward contracts, including derivatives thereof (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes or to gain exposure to securities or markets in which it might not be able to invest directly); and credit default swaps (for hedging purposes or as a substitute for direct investments). The Fund may invest in common stocks, exchange-traded funds (“ETFs”), or other equity securities and derivatives thereof for hedging purposes or to enhance total return. Use of derivatives by the Fund may create investment leverage.
The Fund may invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may purchase and sell securities on a when-issued, delayed delivery, to-be-announced, or forward commitment basis, and may enter into dollar roll or reverse repurchase agreement transactions.
The Fund may invest in other investment companies, including investment companies that are advised by the Fund’s investment adviser, subadviser, sub-subadviser, or its affiliates, or by unaffiliated parties.
Barings or BIIL intends for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate Bond Index (as of
December 31, 2024, the average duration of the Index was 6.02 years). Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.
Barings or BIIL selects the Fund’s investments based on its analysis of opportunities and risks of various fixed income securities and market sectors. Currently, Barings or BIIL may consider the following factors (which may change over time and in particular cases): the perceived potential for high income offered by different types of corporate and government obligations (including mortgage-backed and other asset-backed securities); diversification among industries and issuers, credit ratings, and sectors; and the relative values offered by different securities. Barings or BIIL may choose to sell securities with deteriorating credit or limited upside potential compared to other securities.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

MassMutual Diversified Bond Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. These typically include: U.S. dollar-denominated corporate obligations and bank loans, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, convertible bonds, and mortgage-backed and other asset-backed securities, including collateralized bond and loan obligations.
The Fund may invest up to 25% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate obligations, government and agency issues, private placement bonds, convertible bonds, and mortgage-backed and other asset-backed securities, including collateralized bond and loan obligations. The Fund may also invest in non-dollar denominated high yield bonds, including bank loans, and may invest in securities subject to legal restrictions on resale, some of which may be subject to resale pursuant to Rule 144A.
The Fund may, but will not necessarily, engage in foreign currency futures and forward contracts, including derivatives thereof, for hedging purposes or to gain market exposure. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including, but not limited to, futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes or to gain exposure to securities or markets in which it might not be able to invest directly); and credit default swaps (for hedging purposes or as a substitute for direct investments). The Fund may invest in common stocks, exchange-traded funds (“ETFs”), or other equity securities and derivatives thereof for hedging purposes or to enhance total return. Use of derivatives by the Fund may create investment leverage.
The Fund may invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may purchase and sell securities on a when-issued, delayed delivery, to-be-announced, or forward commitment basis, and may enter into dollar roll or reverse repurchase agreement transactions.
The Fund may invest in (i) securities denominated in currencies of emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. Emerging market countries are defined to include any country that did not become a member of the Organization for Economic Cooperation and Development (O.E.C.D.) prior to 1975 and Turkey.
The Fund may invest in other investment companies, including investment companies that are advised by the Fund’s investment adviser, subadviser, sub-subadviser, or its affiliates, or by unaffiliated parties.
The dollar-weighted average credit quality of the Fund is generally not expected to be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (“junk” or “high yield” bonds), including securities in default, and including bank loans, or their unrated equivalent, as determined by the Fund’s subadviser, Barings LLC (“Barings”), or sub-subadviser, Baring International Investment Limited (“BIIL”). Investments in such securities will vary based upon Barings’ or BIIL’s assessment of market conditions and the amount of additional yield offered in relation to the risk of the instruments. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if Barings or BIIL considers that doing so would be consistent with the Fund’s investment objective. Barings or BIIL expects for the Fund’s portfolio dollar-weighted average duration generally to match (plus or minus 2.5 years) the average duration of the Bloomberg U.S. Aggregate Bond Index (as of December 31, 2024, the average duration of the Index was 6.02 years). Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.
Barings or BIIL selects the Fund’s investments based on its analysis of opportunities and risks of various fixed income securities and market sectors. Currently, Barings or BIIL may consider the following factors (which may change over time and in particular cases): the perceived potential for high income offered by different types of corporate and government obligations (including mortgage-backed and other asset-backed securities); diversification among industries and issuers, credit ratings, and sectors; and the relative values offered by different securities. Barings or BIIL may choose to sell securities with deteriorating credit or limited upside potential compared to other securities.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

MassMutual Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund seeks its investment objective by investing across different asset classes (U.S. equity securities and fixed income securities) each represented by a different segment of the Fund’s portfolio. Under normal market conditions, the Fund’s subadviser, Invesco Advisers, Inc., and sub-subadviser, Invesco Capital Management LLC (together with Invesco Advisers, Inc., “Invesco”), expect that 55%-75% of the Fund’s net assets will be invested in U.S. equity securities (the “U.S. Equity Segment”) and 25%-45% of the Fund’s net assets will be invested in fixed income securities (the “Bond Segment”) that meet certain environmental, social, and governance (“ESG”) criteria as described below. The Fund will target a long term strategic allocation of 65% to the U.S. Equity Segment and 35% to the Bond Segment. Invesco will periodically rebalance the portfolio back to these strategic weights. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may purchase and sell securities on a when-issued, delayed delivery, to-be-announced, or forward commitment basis. The Fund may hold a portion of its assets in cash or cash equivalents.
Using an indexing strategy, Invesco generally will invest at least 80% of the Fund’s assets allocated to the U.S. Equity Segment in the equity securities of companies included within the Invesco US Large Cap Total Balanced Multi-Factor ESG Index* (the “Invesco Index”). Invesco Indexing LLC, an affiliate of Invesco, serves as the index provider for the Invesco Index.
The Invesco Index employs a factor-based model and is designed to select equity securities of U.S. large-capitalization companies that meet high ESG standards. The Invesco Index includes constituents of the Invesco Indexing Investable Universe (the “Investable Universe”) that are designated as U.S. large-capitalization securities in accordance with the Investable Universe methodology. Each eligible security is categorized by sector and assigned a score using a system established by Sustainalytics US Inc. (“Sustainalytics”), a third-party research provider that measures the strength of each pillar of ESG practices (the “ESG Score”). The top 75% of companies based on their ESG Scores within each sector are selected, while those in the tobacco, aerospace, coal, and pipeline industries, those in the bottom 10% by overall ESG Score, or those with a detrimental score for controversies are excluded from the Invesco Index. The remaining securities are assigned a factor-based model score (the “Model Score”), which is computed by equal weighting the following individual factor scores:
LLC (“ICM”).
The shares (“Shares”) of the Fund (the “Product”) are not sponsored, endorsed, sold or promoted by Invesco Indexing LLC (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly or the ability of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index to track general stock market performance. Licensor is an affiliate of ICM and Invesco Advisers, Inc. (“Invesco Advisers”) and its relationship to ICM and Invesco Advisers includes the licensing of certain trademarks and trade names of Licensor and of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index which is determined, composed and calculated by Licensor without regard to ICM, Invesco Advisers, the Product or the Shares. Licensor has no obligation to take the needs of the Licensee or the owners of the Shares into consideration in determining, composing or calculating the Invesco US Large Cap Total Balanced Multi-Factor ESG Index. Licensor is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Shares. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Shares.
Licensor does not guarantee the accuracy and/or the completeness of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index and/or any data included therein. Licensor makes no warranty, express or implied, as to results to be obtained by ICM, Invesco Advisers, the Product or any owner of the Shares, or any other person or entity from the use of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index or any data included therein in connection with the rights licensed hereunder or for any other use.
Licensor makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Invesco US Large Cap Total Balanced Multi-Factor ESG Index or any data included therein. Without limiting any of the foregoing, in no event shall Licensor have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
*
The “Invesco US Large Cap Total Balanced Multi-Factor ESG Index” and “Invesco Indexing” are the property of Invesco Indexing LLC and have been licensed for use by Invesco Capital Management

Quality. A company’s quality factor score is based on an equally-weighted composite of three metrics: management quality (measured by the average quarterly percentage change in shares outstanding over the previous three years), earnings quality (measured by dividing the most recent year’s operating cash flow by the most recent year’s earnings), and operating quality (measured by dividing the most recent year’s aggregate gross income by the most recent year’s average total assets).
Value. A company’s value factor score is generally based on an equally-weighted composite of free cash flow yield, earnings yield, book value of equity yield, and funds from operations generally. For banks the value score is based on earnings yield and book value of equity yield, and for real estate companies it is based on earnings yield, book value of equity yield, and funds from operations yield. Free cash flow, funds from operations, and earnings are measured over the previous year while book value is based on the most recent financial statement.
Price Momentum. A company’s price momentum factor score is based on the average monthly total return over the past nine months, excluding the most recent month, divided by the standard error of those total returns.
Low Volatility. A company’s low volatility factor score is based on the standard deviation of monthly total returns to a company’s stock price for the most recent 36-month period.
The Invesco Index constituents generally are weighted based on their market capitalizations and Model Scores. These weights are adjusted to ensure that each constituent and the Invesco Index as a whole satisfy certain constraints with respect to sector exposure, maximum security weights, and minimum security weights, as compared to a float-adjusted, market-capitalization weighted benchmark comprised of all of the U.S. large-capitalization securities of the Investable Universe. The Invesco Index is rebalanced effective the third Friday in June and December. In addition, Invesco Index maintenance is performed effective the third Friday in March and September, during which constituents may be removed if they are no longer constituents of the Investable Universe, are within the tobacco, aerospace, coal, and pipeline industries, are in the bottom 10% by ESG Score, or have a detrimental score for controversies. The U.S. Equity Segment is rebalanced and maintained in accordance with the Invesco Index, meaning that it will buy and sell securities based on changes in the Invesco Index.
Although the U.S. Equity Segment generally will invest in substantially all of the securities comprising the Invesco Index in proportion to their weightings in the Invesco Index, under various circumstances it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the U.S. Equity Segment may hold cash or purchase a sample of the securities in the Invesco Index. When it relies on a “sampling” methodology, Invesco uses quantitative analysis to select securities from the Invesco Index universe to obtain a representative sample of securities that has, overall, investment characteristics similar to the Invesco Index in terms of key risk factors, performance attributes, and other characteristics such as industry weightings, market capitalization, return variability, earnings valuation, yield, and other financial characteristics of securities. When employing a sampling methodology, Invesco bases the number of the holdings in the U.S. Equity Segment on a number of factors, including asset size of the U.S. Equity Segment, and generally expects the U.S. Equity Segment to hold fewer than the total number of securities in the Invesco Index. However, Invesco reserves the right to invest in as many securities as it believes necessary to achieve the Fund’s investment objective. The U.S. Equity Segment may invest in common stocks, preferred stocks, exchange-traded funds (“ETFs”), or other equity securities. The U.S. Equity Segment may use futures contracts, a type of derivative, to seek performance that corresponds to the Invesco Index and/or to manage cash flows. Use of futures contracts by the U.S. Equity Segment may create investment leverage.
Fixed income securities in which the Bond Segment invests primarily include U.S. dollar-denominated debt securities that are rated investment grade at the time of purchase, meaning that they will be rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”). Debt securities in which the Bond Segment invests may include domestic and foreign corporate debt obligations, domestic and foreign government debt obligations, including U.S. Government securities, mortgage-related securities, asset-backed securities, and other debt obligations. The Bond Segment may also invest in unrated securities in which case
Invesco may internally assign ratings to certain of those securities, after assessing their credit quality, in investment grade categories similar to those of NRSROs. There can be no assurance, nor is it intended, that Invesco’s credit analysis is consistent or comparable with the credit analysis process used by an NRSRO. In the event that a security receives different ratings from different NRSROs, the Bond Segment will treat the security as being rated in the highest rating category received from an NRSRO. The Bond Segment may invest in illiquid or thinly traded securities. The Bond Segment may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A. The Bond Segment may invest up to 5% its assets in securities below investment grade (“junk” or “high yield” bonds), including securities in default. In the event that a security is downgraded after its purchase by the Bond Segment, the Bond Segment may continue to hold the security if Invesco considers that doing so would be consistent with the Fund’s investment objective. The Bond Segment may also enter into dollar roll transactions.
The Bond Segment may invest a portion of its assets in foreign debt securities, including securities issued by foreign governments or companies in both developed and emerging markets. The Bond Segment may not invest more than 20% of its net assets in foreign debt securities.
The Bond Segment has no limitations on the range of maturities of the debt securities in which it can invest and may hold securities with short-, medium-, or long-term maturities. The maturity of a security differs from its effective duration, which attempts to measure the expected volatility of a security’s price to interest rate changes. The Bond Segment may engage in treasury futures contracts in order to seek to enhance the Fund’s investment return or to try to manage investment risks. Use of treasury futures contracts by the Bond Segment may create investment leverage.
Invesco selects investments for the Bond Segment based on its analysis of opportunities and risks of various fixed income securities and market sectors by focusing on business cycle analysis and relative values between corporate and government sectors. The Bond Segment mainly seeks income earnings on its investments plus capital appreciation that may arise from decreases in interest rates, from improving credit fundamentals for a particular sector or security, or from other investment techniques. Invesco may sell securities that it believes no longer meet the above criteria.
Additionally, as part of the credit selection and portfolio construction process, Invesco employs a proprietary framework for evaluating each issuer based on ESG criteria that, with respect to the Bond Segment, it has determined to be important in the investment selection process. Invesco has developed an ESG risk evaluation that is integrated into its core fundamental credit research process. As part of this process, corporate and government issuers are evaluated and assigned an overall ESG score based on separate “E,” “S,” and “G” factor scores, which are derived using a proprietary scoring system that involves a quantitative and qualitative assessment of “E,” S,” and “G” factors. As part of this research process, Invesco may use third-party ESG ratings, company reporting, and engagement with management. If an issuer is determined by Invesco to have an overall ESG score that meets the applicable threshold that Invesco has established for that type of issuer, securities issued by it will be considered as a potential investment for the Bond Segment.
The ESG evaluation process for the Bond Segment also includes some exclusionary screening criteria which are intended to avoid investing in companies that are non-compliant with the UN Global Compact as well as companies that derive a significant portion of their revenue from: tobacco product manufacturing or distribution; extraction of fossil fuels from oil sands; mining or distribution of thermal coal; alcohol manufacturing or distribution; military contracting; manufacture of small arms including civilian firearms; provision of gambling products or services; or the provision of adult entertainment products or services. Additionally, companies involved in the following at any threshold are excluded: manufacture of nonconventional weapons including landmines and cluster munitions; or manufacture of nuclear, biological, or chemical weapons.
Invesco will monitor the “E,” “S,” and “G” factors of the Bond Segment’s holdings. If Invesco determines that a security’s overall ESG score has ceased to meet its threshold for inclusion in the Bond Segment, Invesco may sell that security, provided it can do so in an orderly manner given then-prevailing market conditions.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

MassMutual Disciplined Growth Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests primarily in equity securities of U.S. large- and mid-cap companies. The Fund currently invests substantially all of its assets in companies represented in the Russell 1000® Growth Index at the time of purchase, although the Fund is actively managed and is not an index fund or a passively managed investment. Constituents of the Russell 1000 Growth Index are companies that exhibit certain growth characteristics, as defined by the index providers, such as historical and predicted future earnings per share growth rates and trends, historical sales per share growth trends, and internal growth rate. As of December 31, 2024, the market capitalization range of companies included in the Russell 1000 Growth Index was $1.67 billion to $3.81 trillion.
Equity securities in which the Fund invests may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may hold a portion of its assets in unlisted securities. The Fund may invest in exchange-traded funds and may use equity index futures contracts as a substitute for direct investments in order to help manage cash flows. Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.
The Fund’s subadviser, Wellington Management Company LLP (“Wellington Management”), manages the Fund’s assets using a proprietary, dynamic multi-factor approach that is based on quantitative and qualitative research and analysis. In selecting securities, Wellington Management seeks to allocate the Fund’s assets to equity securities that it believes share complementary factor exposures. Factors are characteristics that are important in explaining the returns and risks of a group of securities. Wellington Management selects securities for the Fund based on their factor characteristics and diversification benefits; typically this will mean that securities demonstrate one or more of the following: (1) mean-reversion (e.g., stocks that are inexpensive relative to their historical fundamentals); (2) trend following (e.g., strong momentum and higher growth potential); or (3) risk aversion (e.g., financially healthy, stable, and lower volatility companies). Securities are typically sold as a byproduct of the factor selection, allocation, and rebalancing processes. In exceptional circumstances, Wellington Management may exclude, remove, or include an issuer or security from the Fund where it believes the data available does not accurately reflect current events or to adjust the risk profile of the Fund appropriately.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

MassMutual Small Cap Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser, Invesco Advisers, Inc. (“Invesco Advisers”), believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small-cap companies. Invesco Advisers currently considers “small-cap” companies to be those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index (as of December 31, 2024, between $6.12 million and $14.72 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities, including emerging market securities; however, it does not currently intend to invest substantially in foreign securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may invest in other types of securities such as real estate investment trusts (“REITs”) or other securities that are consistent with its investment objective. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
Invesco Advisers uses fundamental research to select securities for the Fund’s portfolio. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends, and general economic conditions may also be considered.
Invesco Advisers aims to maintain a broad diversification across all major economic sectors. In constructing the portfolio, Invesco Advisers seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, Invesco Advisers seeks to add value by selecting individual securities that it believes have superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction.
Invesco Advisers considers stock rankings, benchmark weightings, and capitalization outlooks in determining security weightings for individual issuers. Invesco Advisers might sell a security if, for example, in its judgment, a stock’s price is approaching its target, a company’s competitive position deteriorates, a company’s management is performing poorly, or more attractive alternative investment ideas have been identified.

MassMutual Global Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities, including American Depositary Receipts (“ADRs”), and can invest in any country, including developing or emerging market countries. However, the Fund currently emphasizes investments in developed markets such as the United States and Western European countries. The Fund is not required to allocate its investments in any set percentages to any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund does not limit its investments to companies in a particular market capitalization range, but currently focuses on common stocks of mid- and large-cap companies. In addition to common stocks, the Fund can invest in preferred stocks. The Fund may purchase American Depositary Shares (“ADS”) as part of ADR issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange. The Fund may (but is not obligated to) purchase exchange-traded options for hedging purposes or to take long or short positions on equity securities or indexes of equity securities. Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund’s subadviser, Invesco Advisers, Inc. (“Invesco Advisers”), primarily looks for quality companies, regardless of domicile, that have sustainable growth. Invesco Advisers’ investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. Invesco Advisers seeks to identify secular changes in the world and looks for pockets of durable change that it believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. Invesco Advisers does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, Invesco Advisers employs fundamental company analysis to select investments for the Fund’s portfolio. The economic characteristics Invesco Advisers seeks include a combination of high return on invested capital, good cash flow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that Invesco Advisers believes will enable the company to fund its own growth. These criteria may vary. Invesco Advisers also considers how industry dynamics, market trends, and general economic conditions may affect a company’s earnings outlook.
Invesco Advisers has a long-term investment horizon of typically three to five years. Invesco Advisers also has a contrarian buy discipline; Invesco Advisers buys high quality companies that fit its investment criteria when it believes valuations underestimate long-term earnings potential. For example, a company’s stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to an investment opportunity. Invesco Advisers monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.

MassMutual International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests primarily in the common stock of companies that are domiciled or that have their primary operations outside of the United States. The Fund is managed by two subadvisers, Wellington Management Company LLP (“Wellington Management”) and Thompson, Siegel & Walmsley LLC (“TSW”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of foreign companies. The Fund may invest up to 100% of its total assets in such securities. The Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions (such as Asia, Europe, or Latin America). Under normal market conditions, the Fund will:
•
invest at least 65% of its total assets in common and preferred stocks of issuers in at least three different countries outside of the United States, and

•
emphasize investments in common stock of issuers that a subadviser believes to have good prospects for growth and/or to be undervalued.

The Fund does not limit its investments to companies in a particular market capitalization range, but currently focuses on common stocks of mid- and large-cap companies. Equity securities in which the Fund invests may include common stocks, depositary receipts, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may but will not necessarily engage in foreign currency forward contracts to take long or short positions in foreign currencies in order to seek to enhance the Fund’s investment return or to seek to hedge or to attempt to protect against adverse changes in currency exchange rates. The Fund may use equity index futures contracts for hedging or investment purposes as a substitute for investing directly in securities. Use of derivatives by the Fund may create investment leverage. The Fund may invest in real estate investment trusts (“REITs”) and exchange-traded funds. The Fund may at times have significant exposure to one or more industries or sectors or to one or more countries or geographic regions. The Fund may hold a portion of its assets in cash or cash equivalents.
Wellington Management seeks long-term total returns in excess of the broad market with lower volatility by investing principally in a select number of high quality, large-cap companies that have the potential to sustainably compound returns over time and a willingness to consistently return value to shareholders in the form of a growing dividend. The investment process stresses security selection based on bottom-up fundamental research to identify high-quality companies that are reasonably valued relative to their long-term return potentials. Wellington Management’s investment philosophy is based on the premise that sustainable growth in dividends is an effective and often overlooked indicator of high-quality, shareholder-oriented companies that are able to produce and compound consistent, above-average returns over the long term. Wellington Management typically sells a security when the underlying business no longer exhibits superior upside return potential versus downside risk, when the sustainability of long term returns is put in question, or to redeploy assets into more promising opportunities.
TSW currently anticipates investing in at least 12 countries other than the United States. TSW emphasizes established companies in individual foreign markets and attempts to stress companies and markets that it believes are undervalued. TSW expects capital growth to be the predominant component of the Fund’s total return.
In selecting investments for the Fund, TSW employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four factor valuation screen designed to outperform the MSCI EAFE Index. TSW’s analysts also perform rigorous fundamental analysis. A portfolio composed of approximately 80-110 stocks is selected as a result of this process. TSW generally limits its investment universe to companies with a minimum of three years of operating history. TSW employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.

MassMutual Short-Duration Bond Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any other nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the Fund’s subadviser, Barings LLC (“Barings”), or sub-subadviser, Baring International Investment Limited (“BIIL”)). These typically include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, and mortgage-backed and other asset-backed securities, including collateralized bond and loan obligations.
The Fund may also invest in below investment grade debt securities (“junk” or “high yield” bonds), including securities in default, and including bank loans; normally, 10% or less of the Fund’s total assets will be invested in below investment grade debt securities. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if Barings or BIIL considers that doing so would be consistent with the Fund’s investment objective. The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate obligations, government and agency issues, private placement bonds, and mortgage-backed and other asset-backed securities, including collateralized bond and loan obligations. Although the Fund’s investment in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to non-U.S. currencies. The Fund may also invest in non-dollar denominated high yield bonds, including bank loans, and may invest in securities subject to legal restrictions on resale, some of which may be subject to resale pursuant to Rule 144A.
In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including, but not limited to, futures contracts, foreign currency futures and forward contracts, including derivatives thereof (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments or to gain market exposure); total return swaps (for hedging purposes or as a substitute for direct investments); and credit default swaps (for hedging purposes or as a substitute for direct investments). The Fund may invest in common stocks, exchange-traded funds (“ETFs”), or other equity securities and derivatives thereof for hedging purposes or to enhance total return. Use of derivatives by the Fund may create investment leverage.
The Fund may invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may purchase and sell securities on a when-issued, delayed delivery, to-be-announced, or forward commitment basis, and may enter into dollar roll or reverse repurchase agreement transactions.
The Fund may invest in (i) securities denominated in currencies of emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. Emerging market countries are defined to include any country that did not become a member of the Organization for Economic Cooperation and Development (O.E.C.D.) prior to 1975 and Turkey.
The Fund may invest in other investment companies, including investment companies that are advised by the Fund’s investment adviser, subadviser, sub-subadviser, or its affiliates, or by unaffiliated parties.
Barings or BIIL intends for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index (as of December 31, 2024, the average duration of the Index was 1.77 years). Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.
Barings or BIIL generally selects the Fund’s investments based on its analysis of opportunities and risks of various securities and market sectors. Barings or BIIL may choose to sell securities with deteriorating credit or limited upside potential compared to other available securities.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

MassMutual High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. Government or its agencies or instrumentalities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any other nationally recognized statistical rating organization (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser, Barings LLC (“Barings”), or sub-subadviser, Baring International Investment Limited (“BIIL”)). The Fund may also invest in convertible securities, preferred stocks, warrants, bank loans, and other fixed income securities, including Rule 144A securities, of both U.S. and foreign issuers. Currently, Barings or BIIL does not expect that the Fund will invest more than 20% of its total assets in bank loans. The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate bonds, government and agency issues, Rule 144A securities, convertible securities, bank loans, mortgage-backed, and asset-backed securities.
In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). Use of derivatives by the Fund may create investment leverage.
The Fund may enter into repurchase agreement transactions. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into reverse repurchase agreement transactions. Under normal market conditions, the Fund expects to have a dollar-weighted average portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and the range may change from time to time.
In selecting the Fund’s investments, Barings or BIIL employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering trends or macro economic factors. Barings or BIIL prefers companies that it believes possess one or more of the following characteristics: strong business position, ability to generate free cash flow to repay debt, favorable capital structure, high level of fixed assets, conservative accounting, and respected management or equity sponsor(s) (such management and sponsors would have a good reputation and/or have had prior positive relations with Barings or BIIL).
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.